Recently Issued Accounting Standards Recently Issued Accounting Standards (Details) - New Accounting Pronouncement, Early Adoption, Effect $ in Millions	Jul. 25, 2015 USD ($)
Other Assets
Recently Issued Accounting Standards [Line Items]
Deferred finance costs, net	$ (9.5)
Long-term Debt
Recently Issued Accounting Standards [Line Items]
Deferred finance costs, net	$ 9.5